Subsequent events (Detail) € in Millions	1 Months Ended
	Jul. 31, 2023 EUR (€)	Sep. 05, 2023 EUR (€)	Aug. 29, 2023 shares	Jul. 01, 2023 store	Mar. 31, 2023 store	Mar. 14, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Percent of escrow shares released						70.00%
Thom Browne Korea Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores | store					17
Escrow Shares | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares						3,521,875
Major business combination | Luigi Fedeli e Figlio S.r.l.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired		15.00%
Cash consideration | €		€ 4.7
Major business combination | Zegna and Prada Group | Luigi Fedeli e Figlio S.r.l.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired		30.00%
Major business combination | Prada Group | Luigi Fedeli e Figlio S.r.l.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired		15.00%
Major business combination | Thom Browne Korea Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores | store				17
Major equity transactions
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution | €	€ 2.2
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Percent of escrow shares released			30.00%
Major ordinary share transactions | Escrow Shares | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares			1,509,375